Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	VAC
Entity Registrant Name	Marriott Vacations Worldwide Corporation
Entity Central Index Key	0001524358
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer